Development-Stage Risks and Liquidity - Additional Information (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Development Stage Enterprises [Abstract]
Shareholders' equity (deficit)	$ 22,206,297	$ (17,959,899)	$ (15,561,877)	$ (13,611,633)	$ (10,348,725)	$ (6,097,717)	$ (1,773,347)	$ (27,680)
Accumulated deficit	$ 30,614,796	$ 17,961,455	$ 15,563,433